Consolidated Statements Of Stockholders Equity (Parentheticals) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Consolidated Statement of Stockholders' Equity (Parentheticals)
Dividends declared and paid, per share	$ 0.03	$ 0.1